Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
13. COMMITMENTS AND CONTINGENCIES
The Company has various
non-cancellable
operating leases for facilities that expire at various dates through 2031.
Rental expense was approximately $0.5 million and $1.0 million for the three and six months ended June 30, 2021 and 2020, respectively. Rental expense was approximately $0.4 million and $1.0 million for the three and six months ended June 30, 2020, respectively.
As of June 30, 2021, future minimum rental commitments for operating leases with non-cancellable
terms in excess of one year were as follows:

Operating Leases
(in thousands)
Remainder of 2021	$1,052
2022	1,601
2023	1,462
2024	1,504
2025	1,473
Thereafter	7,079

$14,171

13. COMMITMENTS AND CONTINGENCIES
The Company has various
non-cancellable
operating leases for facilities that expire at various dates through 2031.
In September 2016, the Company executed a lease agreement for office space in Lexington, Massachusetts. The lease has an initial term of approximately five years with the option to extend the term for one additional five-year term. In December 2018, the Company executed the First Amendment to expand the premises. In addition to rent, the lease requires the Company to pay additional amounts for taxes, insurance, maintenance and other operating expenses.
In February 2018, the Company executed a sublease agreement for additional office space in Lexington, Massachusetts. The sublease has a term of approximately three years.
In August 2019, the Company executed a lease
agreement
for office and warehouse space in Sharpsburg, Pennsylvania. The lease has an initial term of approximately five years and three months
with an option to extend the term for one additional five-year term. In addition to rent, the lease requires the Company to pay additional amounts for taxes, insurance, maintenance, and other operating expenses.
In February 2020, the Company executed a lease for its headquarters in Bedford, Massachusetts. The original
11-year
lease for approximately 70,748 square feet of combined office and laboratory space is set to expire in 2031, with two options to extend the term for additional periods of five years each. The landlord agreed to provide the Company a construction allowance of up to $1.4 million to be applied toward the aggregate work completed on the total space. The Company provided an approximate $1.0 million cash-collateralized irrevocable standby letter of credit as security for the Company’s obligations under the lease. The Company will also be required to pay its proportionate share of certain operating costs and property taxes applicable to the leased premises.
Rental expense was approximately $2.0 million and $1.3 million for the years ended December 31, 2020 and 2019, respectively.
As of December 31, 2020, future minimum rental commitments for operating leases with non-cancellable
terms in excess of one year were as follows:

Operating Leases
Years Ending December 31,	(in thousands)
2021	$2,020
2022	1,601
2023	1,462
2024	1,504
2025	1,473
Thereafter	7,079

$15,139